Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Common Stock Shares
Table 21.1 presents our reserved, issued and authorized shares of common stock at December 31, 2019.

Table 21.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	6,774,855
Director plans	375,293
Stock plans (1)	488,214,122
Convertible securities and warrants	65,835,437
Total shares reserved	561,199,707
Shares issued	5,481,811,474
Shares not reserved or issued	2,956,988,819
Total shares authorized	9,000,000,000
(1)
Includes employee restricted share rights, performance share awards, 401(k), and deferred compensation plans.

Stock Incentive Compensation Expense
Table 21.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 21.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2019	2018	2017
RSRs (1)	$1,109	1,013	743
Performance shares	108	9	112
Stock options	—	—	(6)
Total stock incentive compensation expense	$1,217	1,022	849
Related recognized tax benefit	$301	252	320

(1)	In February 2018, a total of 11.9 million RSRs were granted to all eligible team members in the U.S., and eligible team members outside the U.S., referred to as broad-based RSRs.

Restricted Share Rights	A summary of the status of our RSRs at December 31, 2019, and changes during 2019 is presented in Table 21.3.

Table 21.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2019	45,572,498	$54.85
Granted	22,743,879	49.32
Vested	(15,281,949)	55.03
Canceled or forfeited	(2,118,967)	55.37
Nonvested at December 31, 2019	50,915,461	52.30

Performance Share Awards
A summary of the status of our PSAs at December 31, 2019, and changes during 2019 is in Table 21.4, based on the performance adjustments recognized as of December 2019.

Table 21.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2019	5,984,686	$49.91
Granted	2,320,530	49.26
Vested	(1,610,502)	48.59
Canceled or forfeited	(190,501)	56.48
Nonvested at December 31, 2019	6,504,213	49.81

(1)
Reflects approval date fair value for grants subject to variable accounting.

Stock Option Activity
Table 21.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.
Table 21.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2018	8,343,157	$13.46
Canceled or forfeited	(170,141)	13.05
Exercised	(8,112,456)	13.34
Options exercisable and outstanding as of December 31, 2019	60,560	30.69	0.3	$1

Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund
Table 21.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 21.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2019	2018	2017
Allocated shares (common)	138,978,383	138,182,911	124,670,717
Unreleased shares (preferred)	1,071,418	1,406,460	1,556,104
Fair value of unreleased ESOP preferred shares	$1,072	1,407	1,556

	Dividends paid
	Year ended December 31,
	2019	2018	2017
Allocated shares (common)	$233	213	195
Unreleased shares (preferred)	101	159	166